Document and Entity Information Document	Oct. 21, 2026
Document Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Oct. 21, 2026
Entity Registrant Name	SOUTHWEST AIRLINES CO.
Entity Incorporation, State or Country Code	TX
Entity File Number	1-7259
Entity Tax Identification Number	74-1563240
Entity Address, Address Line One	P. O. Box 36611
Entity Address, City or Town	Dallas,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75235-1611
City Area Code	214
Local Phone Number	792-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock ($1.00 par value)
Trading Symbol	LUV
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000092380
Amendment Flag	false